Derivatives - Schedule of Gains (Loss) on Derivative Instruments Designated as Hedges (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Foreign Exchange Contract | Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency forward contracts	$ (15)	$ 0	$ (13)	$ 0